amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs - Current service costs (note 39)	R$ 1,799	R$ 4,186	R$ 2,774
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(81,681)	108,268	149,232
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	252,608	97,291	100,346
Other movements - Extraordinary charges	2,117	16,786	(1,101)
Total	R$ 174,843	R$ 226,532	R$ 251,251